[LOGO]                              MONY LIFE INSURANCE COMPANY OF AMERICA
                                    1290 Avenue of the Americas
                                    New York NY 10104


                                    Dodie Kent
                                    Vice President and Associate General Counsel
                                    212 314-3970
                                    Fax: 212-314-3959


September 8, 2009

Via EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:   MONY America Variable Account A (the "Registrant")
           Registration Nos. 333-72632 and 811-05166; 333-91776 and 811-05166;
           333-92066 and 811-05166; 333-59717 and 811-05166; 033-20453 and
           811-05166; 033-20696 and 811-05166; and 033-14362 and 811-05166 (MONY
           Variable Annuity; MONY L Variable Annuity; MONY C Variable Annuity; MONY Custom Master; The MONYMaster, FPVA II; The ValueMaster; The MONYMaster, FPVA I; respectively.)

Commissioners:

MONY Life Insurance Company of America ("MONY America"), on behalf of the Registrant, has sent to contract owners semi-annual reports for the period ended June 30, 2009 for the following mutual funds in which the Registrant invests:

o   AIM VARIABLE INSURANCE FUNDS - UNDERLYING FUNDS:
    -  AIM V.I. Financial Services Fund
    -  AIM V.I. Global Health Care Fund
    -  AIM V.I. Technology Fund

o   AXA PREMIER VIP TRUST - UNDERLYING FUNDS:
    -  AXA Aggressive Allocation Portfolio
    -  AXA Conservative Allocation Portfolio
    -  AXA Conservative-Plus Allocation Portfolio
    -  AXA Moderate Allocation Portfolio
    -  AXA Moderate-Plus Allocation Portfolio
    -  Multimanager Multi-Sector Bond Portfolio
    -  Multimanager Small Cap Growth Portfolio

o   DREYFUS STOCK INDEX FUND, INC.
    -  Dreyfus Stock Index Fund, Inc

o   EQ ADVISORS TRUST - UNDERLYING FUNDS:
    -  All Asset Allocation Portfolio
    -  EQ/AllianceBernstein Small Cap Growth Portfolio
    -  EQ/BlackRock Basic Value Equity Portfolio
    -  EQ/Bond Index Portfolio
    -  EQ/Boston Advisors Equity Income Portfolio
    -  EQ/Calvert Socially Responsible Portfolio
    -  EQ/Capital Guardian Research Portfolio
    -  EQ/Caywood-Scholl High Yield Bond Portfolio
    -  EQ/Core Bond Index Portfolio
    -  EQ/Focus PLUS Portfolio
    -  EQ/GAMCO Mergers and Acquisitions Portfolio
    -  EQ/GAMCO Small Company Value Portfolio
    -  EQ/Global Multi-Sector Equity Portfolio
    -  EQ/Government Securities Portfolio
    -  EQ/International Growth Portfolio
    -  EQ/Large Cap Value PLUS Portfolio
    -  EQ/Long Term Bond Portfolio
    -  EQ/Lord Abbett Growth and Income Portfolio
    -  EQ/Lord Abbett Mid Cap Value Portfolio
    -  EQ/Mid Cap Index Portfolio
    -  EQ/Money Market Portfolio
    -  EQ/Montag & Caldwell Growth Portfolio
    -  EQ/PIMCO Ultra Short Bond Portfolio
    -  EQ/Short Duration Bond Portfolio
    -  EQ/Small Company Index Portfolio
    -  EQ/T. Rowe Price Growth Stock Portfolio
    -  EQ/UBS Growth and Income Portfolio
    -  EQ/Van Kampen Mid Cap Growth Portfolio
    -  EQ/Van Kampen Real Estate Portfolio

o   FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS - UNDERLYING FUNDS:
    -  Contrafund(R) Portfolio

o   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS - UNDERLYING FUNDS:
    -  Franklin Income Securities Fund
    -  Franklin Rising Dividends Securities Fund
    -  Franklin Zero Coupon Fund 2010

o   JANUS ASPEN SERIES - UNDERLYING FUNDS:
    -  Balanced Portfolio
    -  Enterprise Portfolio
    -  Forty Portfolio
    -  Overseas Portfolio
    -  Worldwide Portfolio

o   MFS(R) VARIABLE INSURANCE TRUST - UNDERLYING SERIES:
    -  MFS(R) Utilities Series

o   OPPENHEIMER VARIABLE ACCOUNT FUNDS - UNDERLYING FUNDS:
    -  Oppenheimer Global Securities Fund/VA

o   PIMCO VARIABLE INSURANCE TRUST - UNDERLYING FUNDS:
    -  Global Bond Portfolio (Unhedged)
    -  StocksPLUS Growth & Income Portfolio

o   PROFUNDS - UNDERLYING FUNDS:
    -  ProFund VP Bear
    -  ProFund VP Rising Rates Opportunity
    -  ProFund VP UltraBull

o   THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - UNDERLYING FUNDS:
    -  Global Value Equity Portfolio


Some of the funds listed above may not be available under every contract offered by the Registrant.

MONY America understands that the Funds have filed or will file their reports with the Commission under separate cover.

Please direct any question or comment to the undersigned.

Very truly yours,



/S/ Dodie Kent
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    Dodie Kent